SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post Employment Benefits [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SPECIAL TERMINATION ARRANGEMENTS
Balances at the beginning	$ 7,422,283	$ 9,521,606
Post-employment benefits	4,192,701	7,422,283
Additions to profit or loss	3,178,727	1,672,716
Monetary result benefits paid to participants	(1,369,489)	(858,920)
Charged to profit or loss	3,178,727	1,672,716
Benefits paid to participants	(5,038,820)	(2,913,119)
Balances at closing	$ 4,192,701	$ 7,422,283